Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 49,150,049	¥ 46,863,845
Available-for-sale debt securities, Gross unrealized gains	266,483	313,191
Available-for-sale debt securities, Gross unrealized losses	51,577	59,223
Available-for-sale debt securities	47,099,281	47,117,813
Total	49,364,955
Total	3,271,606	3,903,763
Held-to-maturity debt securities, Gross unrealized gains	53,325	50,452
Held-to-maturity debt securities, Gross unrealized losses	11,262	15,072
Held-to-maturity debt securities, Fair value	3,304,908	3,939,143
Total	4,129,596
Held-to-maturity debt securities, fair value before disposal group reclassification	4,171,659
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Investment Securities [Line Items]
Available-for-sale debt securities	2,265,674
Total	857,990
Held-to-maturity debt securities, Fair value	866,751
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	36,114,443	35,166,245
Available-for-sale debt securities, Gross unrealized gains	119,213	147,844
Available-for-sale debt securities, Gross unrealized losses	18,657	40,878
Available-for-sale debt securities	36,214,999	35,273,211
Total	1,100,384	1,100,447
Held-to-maturity debt securities, Gross unrealized gains	19,116	23,033
Held-to-maturity debt securities, Gross unrealized losses	0	0
Held-to-maturity debt securities, Fair value	1,119,500	1,123,480
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	4,002,464	3,719,205
Available-for-sale debt securities, Gross unrealized gains	15,214	15,123
Available-for-sale debt securities, Gross unrealized losses	1,605	2,815
Available-for-sale debt securities	4,016,073	3,731,513
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	3,343,700	2,854,037
Available-for-sale debt securities, Gross unrealized gains	68,416	84,707
Available-for-sale debt securities, Gross unrealized losses	19,856	11,781
Available-for-sale debt securities	3,392,260	2,926,963
Total	444,070	233,883
Held-to-maturity debt securities, Gross unrealized gains	1,875	2,262
Held-to-maturity debt securities, Gross unrealized losses	9,731	2,795
Held-to-maturity debt securities, Fair value	436,214	233,350
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,077,930	1,123,271
Available-for-sale debt securities, Gross unrealized gains	11,631	11,400
Available-for-sale debt securities, Gross unrealized losses	236	401
Available-for-sale debt securities	1,089,325	1,134,270
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,706,456	1,459,062
Available-for-sale debt securities, Gross unrealized gains	6,714	9,119
Available-for-sale debt securities, Gross unrealized losses	8,168	1,051
Available-for-sale debt securities	1,705,002	1,467,130
Total	309,905	411,024
Held-to-maturity debt securities, Gross unrealized gains	13,136	18,590
Held-to-maturity debt securities, Gross unrealized losses	0	0
Held-to-maturity debt securities, Fair value	323,041	429,614
Residential mortgage-backed securities | MUAH
Investment Securities [Line Items]
Unrealized losses before taxes from available-for-sale to held-to-maturity debt securities remaining in accumulated OCI	3,732	4,849
Commercial mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	475,797	435,975
Available-for-sale debt securities, Gross unrealized gains	21,786	29,502
Available-for-sale debt securities, Gross unrealized losses	2,215	912
Available-for-sale debt securities	495,368	464,565
Total	104,015	111,750
Held-to-maturity debt securities, Gross unrealized gains	3,480	4,846
Held-to-maturity debt securities, Gross unrealized losses	0	0
Held-to-maturity debt securities, Fair value	107,495	116,596
Commercial mortgage-backed securities | MUAH
Investment Securities [Line Items]
Unrealized losses before taxes from available-for-sale to held-to-maturity debt securities remaining in accumulated OCI	1,549	1,920
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,387,750	1,373,450
Available-for-sale debt securities, Gross unrealized gains	15,158	11,685
Available-for-sale debt securities, Gross unrealized losses	179	650
Available-for-sale debt securities	1,402,729	1,384,485
Total	2,171,222	2,046,659
Held-to-maturity debt securities, Gross unrealized gains	15,718	1,721
Held-to-maturity debt securities, Gross unrealized losses	1,531	12,277
Held-to-maturity debt securities, Fair value	2,185,409	2,036,103
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	169,413	168,528
Available-for-sale debt securities, Gross unrealized gains	8,305	3,780
Available-for-sale debt securities, Gross unrealized losses	639	730
Available-for-sale debt securities	177,079	171,578
Commercial paper
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	872,096	564,072
Available-for-sale debt securities, Gross unrealized gains	46	31
Available-for-sale debt securities, Gross unrealized losses	22	5
Available-for-sale debt securities	¥ 872,120	¥ 564,098